Bank Debt, textuals (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 615,243
All loans and credit facilities
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	The above loans and credit facilities generally bear interest at LIBOR plus a margin, except each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone and for a portion of the principal amounts of each of Maxdeka and Shikoku loan facilities. Maxdeka and Shikoku loan facilities each bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements.
Debt Instrument, Frequency of Periodic Payment	The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka and Shikoku loan facilities, which are repayable in semi-annual installments, and for the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone transactions, where the deemed principal is repaid every 45 days out of a portion of the bareboat hire payment.
Debt Instrument, Covenant Compliance	As of December 31, 2015 and June 30, 2016 the Company was in compliance with all debt covenants with respect to its loans and credit facilities.